Net foreign exchange loss (Tables)	6 Months Ended
Jun. 30, 2026
Net foreign exchange loss
Schedule of net foreign exchange (loss) gain

	June 30, 2026			June 30, 2025
	ZiG	Other	Total	ZiG	Other	Total
Unrealised foreign exchange losses	(447)	(184)	(631)	(86)	(474)	(560)
Taxation and VAT	(202)	—	(202)	(44)	—	(44)
Cash, receivables and intercompany loans	(245)	(184)	(429)	(42)	(474)	(516)

Realised foreign exchange (losses) gains	(1,202)	(40)	(1,242)	(1,684)	(34)	(1,718)
Bullion sales receivable	279	—	279	(246)	—	(246)
Cash and cash equivalents	(741)	(40)	(781)	(73)	(34)	(107)
Taxation, VAT and other receivables	(9)	—	(9)	(56)	—	(56)
Trade and other payables	(731)	—	(731)	(1,309)	—	(1,309)

Net foreign exchange loss	(1,649)	(224)	(1,873)	(1,770)	(508)	(2,278)